UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 138.2%
Airport Revenue - 2.8%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$235,000	$183,974
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	3,000,000	3,056,250
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	286,908
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	255,000	249,092
Massachusetts Port Authority Rev., “A”, 5%, 2037	65,000	64,907
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	285,000	280,967
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,382,936
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	539,504
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	605,622
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,234,671

		$7,884,831
General Obligations - General Purpose - 3.5%
Allegheny County, PA, “C-70”, 5%, 2037	$435,000	$434,970
Bellwood, IL, 5.875%, 2027	300,000	272,775
Bellwood, IL, 6.15%, 2032	700,000	625,191
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,260,000	1,327,397
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	445,000	383,368
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	495,000	484,392
Guam Government, “A”, 7%, 2039	170,000	180,220
Luzerne County, PA, AGM, 6.75%, 2023	860,000	961,188
New Orleans, LA, 5%, 2031	155,000	156,601
State of California, 5.25%, 2028	660,000	715,460
State of California, 5.25%, 2030	1,560,000	1,664,504
State of California, 5.25%, 2035	1,285,000	1,343,069
State of California, 5%, 2041	455,000	461,052
State of Hawaii, “DZ”, 5%, 2031	335,000	360,215
State of Illinois, 5.5%, 2038	305,000	310,109

		$9,680,511
General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$209,596
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	105,000	74,125
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	186,503
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	145,000	58,451
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	492,608
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	444,797

		$1,466,080
Healthcare Revenue - Hospitals - 28.5%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$590,112
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,500,435
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	265,525
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	704,659
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,433,267
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,105,463
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	655,000	644,474
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	892,507
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,199,105
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	365,000	368,884

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	$795,000	$796,026
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	910,000	921,766
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	644,010
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	210,000	232,258
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,438,839
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,860,000	2,005,805
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	570,000	614,870
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	547,541
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	610,000	792,024
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	495,000	378,195
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	665,000	634,809
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	630,000	642,543
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,141,569
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	360,000	372,474
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,016,525
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	992,850
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,908,341
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	625,595
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	396,473
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	383,250
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,167,358
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	85,000	81,468
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	170,000	158,724
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	210,000	207,967
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,115,000	1,092,990
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	109,998
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	441,799
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	495,000	489,981
Massachusetts Development Finance Agency Hospital Rev. (Cape Cod Healthcare Obligated Group), 5.25%, 2041	125,000	122,110
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	110,000	119,071
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	700,000	726,712
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,083,080
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	1,052,681
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	85,000	84,591
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	60,000	56,584
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	225,313
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,094,254
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	450,000	408,735
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	1,100,000	940,016
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	450,000	380,165
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,178,964
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	98,674
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	380,635
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 2043	350,000	349,430
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	301,854
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	176,593
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,395,921
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2015 (c)	1,610,000	1,757,589
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,719,240
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,842,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	$1,595,000	$1,919,583
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	12,660,250
Salida, CO, Hospital District Rev., 5.25%, 2036	1,578,000	1,494,966
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 12.995%, 2020 (c)(p)	600,000	603,408
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	208,786
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	835,000
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	175,000	172,100
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	145,000	143,982
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	276,009
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	416,689
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	595,000	606,989
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	620,000	634,601
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,085,865
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	735,000	1,830
Sweetwater County, WY, Hospital Rev. (Memorial Hospital Project), “A”, 5%, 2037	585,000	562,033
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,089,473
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	1,009,330
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	820,174
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	1,947,628
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,475,096
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	195,842
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	887,334
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,002,600
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	327,360
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	95,000	95,121
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,110,938
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	746,036

		$79,764,111
Healthcare Revenue - Long Term Care - 13.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2033	$44,000	$45,277
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	773,123
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	3,400,000	34,000
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	434,790
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	292,851
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	166,112
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	206,345
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	149,987
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	530,000	485,819
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	690,093
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	80,000	74,947
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	375,090
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	650,000	616,571
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	1,055,000	1,003,569
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	740,000	671,276
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,444,837
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	332,020
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	957,130
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	187,766
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,864
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	309,933
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	500,000	520,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	$410,000	$377,758
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	374,994
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	903,321
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	524,275
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	390,000	334,760
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	756,368
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	485,000	412,774
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,270,991
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	475,000	437,903
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	516,552
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	360,000	345,359
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	34
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	15
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	740,000	672,690
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	185,000	165,614
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	823,064
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	608,384	498,632
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	196,784	5,211
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	355,000	322,723
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	200,000	181,058
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	250,000	275,195
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	220,786
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	300,664
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	373,628
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	509,523
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,298,118
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	210,077
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	50,843
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	11,779
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	451
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	175,000	170,664
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	275,000	268,917
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039 (d)	150,000	10,575
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044 (d)	225,000	15,863
Medford, OR, Hospital Facilities Authority Rev. (Rogue Valley Manor) , 5%, 2042	295,000	278,161
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.25%, 2032	190,000	170,096
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.5%, 2047	350,000	304,437
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,130,000	1,133,198
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	565,000	567,350
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	255,000	248,877
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	249,878
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	505,237
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	493,409
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	681,710
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	211,506
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	318,734
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	595,000	553,118
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	290,000	274,949
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	253,000	215,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	$22,000	$19,449
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	43,000	36,636
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	436,463
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	89,858
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	665,000	679,623
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	367,169	241,168
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	335,086	206,772
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	157,358	2,650
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	143,608	2,418
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	105,000	88,967
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,603,515
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	470,000	415,132
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	115,000	121,696
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	100,000	93,666
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	780,000	812,799
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,631,715
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	225,000	229,356
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	170,000	173,069
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	274,589
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	412,472
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	467,728
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	706,458
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2028	140,000	139,566
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	720,000	704,419

		$38,327,667
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$757,149

Human Services - 1.2%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$480,000	$456,398
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	356,561
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,108,866
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	607,743
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	740,000	739,134
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	163,000	163,611

		$3,432,313
Industrial Revenue - Airlines - 8.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$642,035
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	309,670
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,458,311
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,560,000
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	2,940,000	2,905,925
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	385,000	384,742
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	483,249
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	850,000	846,668
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,595,000	1,572,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	$910,000	$864,118
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	910,000	850,768
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,595,606
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025 (d)	5,485,000	6,106,341
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	1,025,000	1,138,068
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	345,000	309,092
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	920,000	823,244

		$23,850,411
Industrial Revenue - Chemicals - 2.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,093,880
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	76,964
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,053,520
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	654,493
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,936,454

		$5,815,311
Industrial Revenue - Environmental Services - 2.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$725,524
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	439,067
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,772,138
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	715,991
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	915,000	827,050
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,785,000	1,574,620
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,825,000	1,621,184
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	335,000	320,796

		$7,996,370
Industrial Revenue - Other - 2.6%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$12,624	$126
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	735,000	711,642
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	224,775	2,248
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	84,501
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	210,000	206,086
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	420,000	416,947
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	420,000	395,594
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	416,141
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	500,000	500,370
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	605,957
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,261,054
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	600,000	597,324

		$7,197,990
Industrial Revenue - Paper - 2.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$155,000	$160,227
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	2,065,011
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	520,685
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,250,260
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	260,000	206,786
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	646,304
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	569,667
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	1,798,697	180
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	673,309	67

		$6,419,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$259,238
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	167,738
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	559,759
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	1,205,000	260,545
Harris County, Houston, TX, Sports Authority Special Rev., “A”, NATL, 5%, 2025	885,000	881,239
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2030	375,000	386,809
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	80,000	81,943
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	240,000	241,481
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	534,004
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	272,360

		$3,645,116
Miscellaneous Revenue - Other - 6.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$518,370
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	230,112
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	179,523
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	338,451
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	290,000	263,407
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	415,439
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	249,746
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	25,000	20,374
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	135,000	132,498
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	700,000	705,950
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,131,288
District of Columbia Rev. (American Society Hematology), 5%, 2036	85,000	84,996
District of Columbia Rev. (American Society Hematology), 5%, 2042	65,000	64,020
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	245,000	277,279
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,285,000	1,446,653
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	965,000	968,976
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	300,000	290,670
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	820,000	778,155
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	240,000	215,383
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	66,760
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	325,000	319,423
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	935,000	910,634
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	514,924
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,159,455
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	895,000	879,642
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,100,228
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	90,311
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	150,000	142,256
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	865,691
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)(d)	395,000	217,250
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	325,000	322,004
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	2,245,000	2,014,551

		$16,914,419
Multi-Family Housing Revenue - 1.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$208,043
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	2,000,000	2,249,360
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	422,502
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	1,095,000	673,326
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	950,130
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	442,851

		$4,946,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$478,681

Port Revenue - 0.3%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$125,000	$131,501
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	195,000	212,316
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	405,011

		$748,828
Sales & Excise Tax Revenue - 3.4%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$290,144
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	577,165
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	109,594
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	990,000	1,013,374
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,306,012
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	647,791
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	1,490,000	1,635,439
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	2,150,000	2,512,490
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	460,000	469,927
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	150,000	129,288
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	120,000	108,088
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	350,000	321,601
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	4,455,000	280,665

		$9,401,578
Single Family Housing - Local - 0.1%
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	$105,000	$109,303
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	30,000	31,298
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	42,082
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	125,000	130,883
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	45,000	46,154

		$359,720
Single Family Housing - State - 0.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$365,000	$341,728
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	1,180,000	1,175,398
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	70,000	73,538
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	55,000	56,688
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	25,000	25,579
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	105,000	106,241
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	510,000	516,283

		$2,295,455
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$145,000	$151,670

State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$900,000	$905,094

State & Local Agencies - 0.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$230,000	$234,020
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	250,000	252,258
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	125,000	124,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	$95,000	$94,005
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	30,000	29,427
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	160,000	161,846
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	220,000	216,539
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	629,697
Massachusetts College Building Authority Rev., “C”, 3%, 2042	125,000	83,038
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	195,000	204,116
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	287,344
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	370,000	359,610

		$2,676,611
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$305,000	$329,360
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	305,000	326,740
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	35,000	36,576
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	610,000	647,649
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	670,000	702,368

		$2,042,693
Tax - Other - 1.7%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$160,000	$152,053
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	685,000	632,056
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	710,000	703,149
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	660,461
New Jersey Economic Development Authority Rev., 5%, 2025	220,000	223,450
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	111,013
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	44,348
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	43,938
New York Dormitory Authority, State Personal Income Tax Rev.,“C”, 5%, 2034	1,670,000	1,741,810
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	425,142

		$4,737,420
Tax Assessment - 4.5%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$276,954
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036 (a)(d)	120,000	72,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 2036	450,000	404,154
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	125,000	126,260
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014 (a)(d)	50,000	30,000
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	500,000	475,965
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	854,096
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	482,629
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	715,000	751,558
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	615,000	593,832
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	75,000	74,502
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	297,491
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	790,000	756,670
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	512,915
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	475,563
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	90,171
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	415,000	384,145

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	$355,000	$257,031
Main Street Community Development District, FL, “A”, 6.8%, 2038	535,000	521,074
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	650,000	338,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	238,831
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	165,000	164,152
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	915,000	845,057
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	169,000	168,780
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	491,544
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	80,000	77,237
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	655,000	630,496
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	445,000	149,667
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	41,972
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2031	145,000	141,968
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	1,275,000	171,628
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	165,000	106,288
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	128,735
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 2033	101,000	89,655
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	111,000	97,270
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	780,000	774,641
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	400,000	216,552
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	215,000	206,813

		$12,683,098
Tobacco - 5.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$1,935,000	$1,538,480
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	825,000	621,184
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,220,000	1,190,659
District of Columbia, Tobacco Settlement, 6.25%, 2024	450,000	454,271
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	813,396
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	967,859
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	2,864,085
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,398,595
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	1,425,000	1,325,036
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	3,025,000	2,192,702
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,190,000	1,618,257
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	155,000	150,076
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	120,000	120,358

		$15,254,958
Toll Roads - 3.6%
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 4.75%, 2032	$245,000	$120,699
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 4.875%, 2040	230,000	103,102
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	4,115,000	1,925,738
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	1,902,478
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,639,833
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,110,000	1,155,566
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	335,000	299,034
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	540,000	462,515
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	460,000	436,568
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	765,000	771,242
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,225,000	1,137,168

		$9,953,943

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,349,933

Universities - Colleges - 14.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$155,000	$152,894
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	1,055,000	1,106,716
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	246,432
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	571,981
California State University Rev., “A”, 5%, 2037	1,950,000	2,005,556
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	373,082
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	395,947
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	145,000	131,873
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	105,000	98,572
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	600,000	598,710
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	698,074
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,173,814
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	963,246
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	319,158
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	145,000	141,855
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	110,000	101,761
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,501,775
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	105,632
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	21,138,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	593,363
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,491,574
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	916,108
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	695,209
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,410,859
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	105,000	106,906
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	295,000	309,667
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	320,000	301,520
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	70,000	57,856
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	29,161
University of California Rev., “G”, 4%, 2029	2,325,000	2,236,278
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	558,662

		$41,532,241
Universities - Dormitories - 1.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$360,504
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	368,277
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	115,000	108,946
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	145,000	125,951
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	451,337
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	1,215,000	1,333,863
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	161,973
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	221,467
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	170,000	167,678
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	160,000	151,200
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	345,000	301,527

		$3,752,723
Universities - Secondary Schools - 5.0%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	$365,000	$323,624
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	240,000	199,697
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	250,000	228,503
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 2045	995,000	1,026,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$160,000	$165,126
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	133,697
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	365,000	335,712
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	596,420
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	180,000	137,614
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	367,766
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	60,000	56,088
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	75,000	71,574
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	180,000	171,774
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2043	200,000	206,622
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2033	80,000	84,142
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	295,000	264,055
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	615,000	532,879
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	380,000	352,716
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 2041	875,000	925,374
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	397,405
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	415,591
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	866,036
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	140,000	40,600
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	152,330
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	110,000	100,045
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	275,000	251,845
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	445,000	437,653
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	755,000	740,663
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	100,000	99,556
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	290,000	288,527
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	345,000	313,681
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	124,626
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	249,938
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	851,535
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	884,174
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	439,466
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,209,770

		$14,043,097
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,005,000	$1,690,255
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	250,000	251,420

		$1,941,675
Utilities - Investor Owned - 3.4%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.5%, 2030	$1,055,000	$982,479
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	48,013
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	470,000	506,232
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,935,662
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	750,000	827,813
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	202,909
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,524,465
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	580,424
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	419,196
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,203,049
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,331,727

		$9,561,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.5%
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	$695,000	$721,271
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	604,262

		$1,325,533
Utilities - Other - 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$253,943
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	533,397
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	531,975
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	305,956
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	493,570
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	240,000	269,023
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,035,000	1,187,756
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	472,863
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	549,637
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	84,880
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	586,824
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	938,820
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	463,491
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	240,000	227,818
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	390,000	366,920

		$7,266,873
Water & Sewer Utility Revenue - 9.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$837,417
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,122,315
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	1,930,000	1,823,599
Clairton, PA, Municipal Authority, “B”, 5%, 2037	265,000	244,987
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	260,000	224,396
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	630,000	494,015
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	55,000	47,762
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,194,820
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	290,744
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	970,824
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	42,363
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,013,300
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, 5.25%, 2039	35,000	31,954
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,525,632
King County, WA, Sewer Rev., 5%, 2040	2,750,000	2,835,663
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,365,286
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,398,975
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	1,933,954
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034 (f)	3,900,000	4,059,159
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2030	125,000	53,423
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2033	125,000	44,761
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2034	135,000	45,762

		$25,601,111
Total Municipal Bonds		$386,162,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	18,362,373	$18,362,373
Total Investments		$404,524,955

Other Assets, Less Liabilities - (4.0)%		(11,316,385)

ARPS, at liquidation value (issued by the fund) - (2.6)%		(7,275,000)

VMTPS, at liquidation value (issued by the fund) - (38.1)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$279,458,570

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,939,107 representing 1.4% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$950,130
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/13

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$10,725,000	September - 2013	$530,579

At July 31, 2013, the fund had liquid securities with an aggregate value of $252,917 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$386,162,582	$—	$386,162,582
Mutual Funds	18,362,373	—	—	18,362,373
Total Investments	$18,362,373	$386,162,582	$—	$404,524,955

Other Financial Instruments
Futures Contracts	$530,579	$—	$—	$530,579

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$389,313,374
Gross unrealized appreciation	16,229,341
Gross unrealized depreciation	(17,290,660)
Net unrealized appreciation (depreciation)	$(1,061,319)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,048,764	57,216,776	(49,903,167)	18,362,373

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,832	$18,362,373

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.